Inventories - Movement in inventory reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Balance at beginning of the year	R$ (7,510)	R$ (6,517)	R$ (4,403)
Inventory reserve	(26,778)	(7,453)	(8,476)
Write-off of inventories against reserve	8,573	6,460	6,362
Balance at end of year	R$ (25,715)	R$ (7,510)	R$ (6,517)